RELATED PARTY TRANSACTIONS (Summary of Related Parties Transaction by Related Party) (Detail)	12 Months Ended
Dec. 31, 2014
Vincent Tianquan Mo [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Executive chairman of the board of directors and chief executive officer
Richard Jiangong Dai [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Director of the board and former chief executive officer
Wall Street Global Training Center [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Vincent Tianquan Mo and two other independent directors
Beihai Silver Beach [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Vincent Tianquan Mo
Che Tian Xia Company [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Vincent Tianquan Mo and Richard Jiangong Dai
Guangxi Wharton [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Vincent Tianquan Mo
Research Center [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Vincent Tianquan Mo
Crowne Plaza [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Vincent Tianquan Mo
Upsky Long Island [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Vincent Tianquan Mo